SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Comparative Figures Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of foreign exchange rate changes on cash and cash equivalents (note 2(w))	$ (875)	$ (2,233)	$ (247)
Restatement Adjustment [Member]
Effect of foreign exchange rate changes on cash and cash equivalents (note 2(w))		$ 2,414